Fair Value - Changes in Fair Value of Level 3 Derivative Liabilities (Q2) (Details) - Embedded derivative liability - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 0	$ 0	$ 1,994	$ 1,994	$ 1,641
Additions	0	1,774		0	1,119
Settlement	0	0	(2,472)	(2,472)
Change in fair value	0	22	478	478	(766)
Ending balance	$ 0	$ 1,796	$ 0	$ 0	$ 1,994